CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Foreign Currency Translation Adjustments [Member]	Accumulated Unrealized Gains of Available-for-Sale Marketable Securities, Net [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 3,363	$ 13	$ 19,676	$ (29)	$ (4)			$ (16,293)
Balance, shares at Dec. 31, 2010		4,459,057
Stock-based compensation related to options issued to employees	65		65
Stock-based compensation related to options issued to non employees	2		2
Transaction with principal shareholder	30		30
Other comprehensive income (loss):
Unrealized gains (losses) of available-for-sale marketable securities, net	(31)				(31)
Foreign currency translation adjustments	16				16
Net income	387							387
Balance at Dec. 31, 2011	3,832	13	19,773	(29)	(19)			(15,906)
Balance, shares at Dec. 31, 2011		4,459,057
Stock-based compensation related to options issued to employees	41		41
Stock-based compensation related to options issued to non employees	3		3
Exercise of stock options	303		303
Exercise of stock options, shares		161,250
Other comprehensive income (loss):
Unrealized gains (losses) of available-for-sale marketable securities, net	14				14
Foreign currency translation adjustments	10				10
Net income	1,366							1,366
Balance at Dec. 31, 2012	5,569	13	20,120	(29)	5			(14,540)
Balance, shares at Dec. 31, 2012	4,620,307	4,620,307
Stock-based compensation related to options issued to employees	93		93
Stock-based compensation related to options issued to non employees	14		14
Exercise of stock options	90		90
Exercise of stock options, shares		45,250
Other comprehensive income (loss):
Unrealized gains (losses) of available-for-sale marketable securities, net	18				18
Foreign currency translation adjustments	(29)				(29)
Net income	1,406							1,406
Balance at Dec. 31, 2013	$ 7,161	$ 13	$ 20,317	$ (29)	$ (6)	$ (24)	$ 18	$ (13,134)
Balance, shares at Dec. 31, 2013	4,665,557	4,665,557